Shareholder Report, Average Annual Return (Details)	12 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.-Class A
Average Annual Return, Percent	3.89%		(1.89%)	3.56%
Without Sales Load [Member] | U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.-Class A
Average Annual Return, Percent	7.94%		(1.13%)	3.96%
Without Sales Load [Member] | U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.—Class P
Average Annual Return, Percent	7.98%	0.65%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.25%	2.41%	0.80%	2.34%
Bloomberg Municipal Taxable Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Taxable Bond Index
Average Annual Return, Percent	7.89%	1.82%	(0.29%)	3.26%
Bloomberg Build America Bonds: US Aggregate [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Build America Bonds: US Aggregate
Average Annual Return, Percent	8.34%	0.73%	(1.40%)	3.29%